DISCONTINUED OPERATIONS (Schedule of cash flows of cash and cash equivalents Double Grow ) (Details) - Discontinued operation of Double Grow [Member] ¥ in Thousands	12 Months Ended
Dec. 29, 2017 CNY (¥)
Statement Line Items [Line Items]
Cash consideration received	¥ 7,808
Less: Cash and cash equivalents disposed of	(807)
Net cash inflows from the disposal of Double Grow	¥ 7,001